Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2015
Acquired Intangible Assets, Net [Abstract]
Acquired Intangible Assets, Net
11.	ACQUIRED INTANGIBLE ASSETS, NET

The gross carrying amount, accumulated amortization and net carrying amount of the acquired intangible assets are as follows:

Definite-lived intangible assets

	December 31,
	2014	2015

Definite-lived
Domain names	$5,140	$6,631
Technology	28,043	26,443
Non-compete agreement	13,026	12,133
Customer relationship	5,110	7,842
Distributor relationship	6,930	6,638
Others	8,926	10,712

Total acquired definite-lived intangible assets	67,175	70,399
Less: Accumulated amortization
Domain names	(1,252)	(1,864)
Technology	(7,627)	(11,116)
Non-compete agreement	(4,426)	(6,783)
Customer relationship	(1,552)	(2,722)
Distributor relationship	(347)	(1,660)
Others	(3,225)	(4,598)
Less: Impairment loss
Domain names	(413)	(396)
Technology	(859)	(1,363)
Customer relationship	-	(814)
Others	(70)	(67)

Acquired definite-lived intangible assets, net	$47,404	$39,016

Amortization expenses for the years ended December 31, 2013, 2014 and 2015 were $4,176, $10,625 and $19,653 respectively. Amortization expenses for the years ending December 31, 2016, 2017, 2018, 2019 and 2020 and after are expected to be $9,174, $8,688, $7,820, $5,594 and $8,296 respectively.

The Group performed impairment analysis and recognized an impairment loss of $107, $nil and $1,602 for the year ended December 31, 2013, 2014 and 2015, respectively for intangible assets with determinable useful lives.

Indefinite-lived intangible assets

	December 31,
	2014	2015

Indefinite-lived
Domain names	$2,937	$16,115
Trademarks and others	2,253	2,398

Total acquired indefinite-lived intangible assets	5,190	18,513
Less: Accumulated impairment loss
Domain names	(282)	(3,080)
Trademarks and others	(1,023)	(1,085)

Accumulated impairment loss	(1,305)	(4,165)

Acquired indefinite-lived intangible assets, net	$3,885	$14,348

On December 31 of each year, the Group evaluated the remaining useful lives of the intangible assets with indefinite lives to determine whether events and circumstances continue to support an indefinite useful life. Based on impairment assessment, the Group recognized an impairment loss of $841, $nil and $2,926 for the years ended December 31, 2013, 2014 and 2015, respectively.